Document And Entity Information (USD $)	3 Months Ended
	Dec. 31, 2010	Mar. 30, 2011	Jun. 30, 2010
Entity Registrant Name	PHOTOMEDEX INC
Entity Central Index Key	0000711665
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 11,268,402
Entity Common Stock, Shares Outstanding		3,069,749
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 31, 2010